CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS EQUITY (UNAUDITED) - USD ($) $ in Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member]	Total
Beginning balance, value at Dec. 31, 2021	$ 26	$ 169,019	$ (11,765)	$ 157,280
Beginning balance, shares at Dec. 31, 2021	25,594,125
Net investment income			2,052	2,052
Net realized gains			470	470
Net change in unrealized depreciation			(29)	(29)
Net decrease in net assets resulting from operations			2,493	2,493
Distributions from earnings			(2,186)	(2,186)
Distributions representing a return of capital		(17,778)		(17,778)
Net decrease in net assets resulting from shareholder distributions		(17,778)	(2,186)	(19,964)
Net decrease for the period		(17,778)	307	(17,471)
Ending balance, value at Mar. 31, 2022	$ 26	151,241	(11,458)	139,809
Ending balance, shares at Mar. 31, 2022	25,594,125
Net investment income			979	979
Net realized gains			1,011	1,011
Net change in unrealized depreciation			(3,904)	(3,904)
Net decrease in net assets resulting from operations			(1,914)	(1,914)
Distributions from earnings			(1,294)	(1,294)
Distributions representing a return of capital		(18,669)		(18,669)
Net decrease in net assets resulting from shareholder distributions		(18,669)	(1,294)	(19,963)
Net decrease for the period		(18,669)	(3,208)	(21,877)
Ending balance, value at Jun. 30, 2022	$ 26	132,572	(14,666)	117,932
Ending balance, shares at Jun. 30, 2022	25,594,125
Beginning balance, value at Dec. 31, 2022	$ 26	78,102	(16,855)	61,273
Beginning balance, shares at Dec. 31, 2022	25,594,125
Net investment income			369	369
Net realized gains			1	1
Net change in unrealized depreciation			32	32
Net decrease in net assets resulting from operations			402	402
Distributions from earnings			(428)	(428)
Distributions representing a return of capital		(16,976)		(16,976)
Net decrease in net assets resulting from shareholder distributions		(16,976)	(428)	(17,404)
Net decrease for the period		(16,976)	(26)	(17,002)
Ending balance, value at Mar. 31, 2023	$ 26	61,126	(16,881)	44,271
Ending balance, shares at Mar. 31, 2023	25,594,125
Net investment income			271	271
Net realized gains			(409)	(409)
Net change in unrealized depreciation			(103)	(103)
Net decrease in net assets resulting from operations			(241)	(241)
Distributions from earnings			(309)	(309)
Distributions representing a return of capital		(9,675)		(9,675)
Net decrease in net assets resulting from shareholder distributions		(9,675)	(309)	(9,984)
Net decrease for the period		(9,675)	(550)	(10,225)
Ending balance, value at Jun. 30, 2023	$ 26	$ 51,451	$ (17,431)	$ 34,046
Ending balance, shares at Jun. 30, 2023	25,594,125